Note 11 - Investments (Details Textual) - CAD ($) $ in Millions		12 Months Ended
	Aug. 10, 2012	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Proportion of ownership interest in associate		8.00%
Ecobee [member]
Statement Line Items [Line Items]
Purchase of investments other than investments accounted for using equity method	$ 6.4		$ 0.4	$ 5.4
Proportion of ownership interest in associate		8.00%
Gains (losses) on available-for-sale financial assets		$ 32.9	$ 32.4